Variable Interest Entities (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) MW Generators	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Generators
Variable Interest Entity [Line Items]
Securities due within one year	$ 3,078	$ 1,709
Long term debt	30,948	30,231
Virginia Electric and Power Company
Variable Interest Entity [Line Items]
Securities due within one year	850	678
Long term debt	10,496	9,852
Dominion Energy Gas Holdings, LLC
Variable Interest Entity [Line Items]
Long term debt	$ 3,570	3,528
Variable Interest Entity, Primary Beneficiary | Partnership Interest | Merchant Solar Projects
Variable Interest Entity [Line Items]
Initial membership interest percentage	67.00%
Variable Interest Entity, Primary Beneficiary | SBL Holdco
Variable Interest Entity [Line Items]
Securities due within one year	$ 30
Long term debt	$ 332
Variable Interest Entity, Primary Beneficiary | Dominion Energy Midstream Partners, LP | Partnership Interest | Limited Partner
Variable Interest Entity [Line Items]
Percentage of limited partner interests in Dominion Midstream Partners, LP	50.60%
Variable Interest Entity, Primary Beneficiary | Dominion Energy Midstream Partners, LP | Partnership Interest | Preferred Partner
Variable Interest Entity [Line Items]
Percentage of limited partner interests in Dominion Midstream Partners, LP	37.50%
Variable Interest Entity, Not Primary Beneficiary | Distribution | Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline
Variable Interest Entity [Line Items]
Initial membership interest percentage	48.00%
Variable Interest Entity, Not Primary Beneficiary | Virginia Electric and Power Company | DES
Variable Interest Entity [Line Items]
Shared services purchased	$ 340	346	$ 318
Variable Interest Entity, Not Primary Beneficiary | Dominion Energy Gas Holdings, LLC | DES
Variable Interest Entity [Line Items]
Shared services purchased	$ 126	123	$ 115
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability | Virginia Electric and Power Company
Variable Interest Entity [Line Items]
Long term capacity contract non utility generators (generators) | Generators			5
Number of expired non-utility generators | Generators			2
Number of expired additional non-utility generators | Generators	2
Aggregate generation capacity from long-term power and capacity contracts (MW) | MW	218
Remaining purchase commitments	$ 200
Payment for electric capacity	86	144	$ 200
Payment for electric energy	$ 24	$ 31	$ 83